Additional Information - Condensed Financial Statements of Parent Company - Statements of Comprehensive Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Financial Statements
Net income (loss)	$ (183,763)	$ (77,862)	$ 363,634
Comprehensive income (loss) attributable to Canadian Solar Inc.	10,984	(43,596)	287,599
Reportable legal entities | Parent Company
Condensed Financial Statements
Net income (loss)	(104,126)	36,051	274,187
Other comprehensive income (loss), net of tax	115,110	(79,647)	13,412
Comprehensive income (loss) attributable to Canadian Solar Inc.	$ 10,984	$ (43,596)	$ 287,599